Changes in the Group structure - Major business combinations, Maersk Oil (Details) - Maersk Oil $ in Millions	Dec. 31, 2018 USD ($)	Mar. 08, 2018 € / shares	Mar. 08, 2018 USD ($) EquityInstruments
Major business combinations
Purchase consideration			$ 5,741
Fair value of equity interest issued in consideration			$ 5,585
Shares issued in consideration | EquityInstruments			97,522,593
Market price of shares issued as consideration (in Euros per share) | € / shares		€ 46.11
Price adjustments paid on closing			$ 156
Fair value of identifiable acquired assets, liabilities and contingent liabilities	$ 3,099
Purchase price allocation
Goodwill			2,642
Intangible assets			4,166
Tangible assets			3,983
Other assets and liabilities			(3,126)
Including provision for site restitution			(2,003)
Including deferred tax			(657)
Net debt			(1,924)
Fair value of consideration transferred			$ 5,741